Revenue by Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 8,140	$ 8,604
Revenue Not from Contract with Customer	61	82
Total revenues	8,201	8,686	$ 8,031
Transco [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,453	2,050
Revenue Not from Contract with Customer	1	11
Total revenues	2,454	2,061
Northwest Pipeline [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	450	443
Revenue Not from Contract with Customer	0	0
Total revenues	450	443
Transmission And Gulf Of Mexico Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	731	924
Revenue Not from Contract with Customer	8	18
Total revenues	739	942
Northeast G And P [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,480	1,262
Revenue Not from Contract with Customer	20	21
Total revenues	1,500	1,283
West Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	3,296	4,399
Revenue Not from Contract with Customer	14	12
Total revenues	3,310	4,411
Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	2
Revenue Not from Contract with Customer	30	32
Total revenues	30	34
Intercompany Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(270)	(476)
Revenue Not from Contract with Customer	(12)	(12)
Total revenues	(282)	(488)
NonRegulated Service Monetary Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,884	2,921
NonRegulated Service Monetary Consideration [Member] | Transco [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
NonRegulated Service Monetary Consideration [Member] | Northwest Pipeline [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
NonRegulated Service Monetary Consideration [Member] | Transmission And Gulf Of Mexico Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	479	541
NonRegulated Service Monetary Consideration [Member] | Northeast G And P [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,171	861
NonRegulated Service Monetary Consideration [Member] | West Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,309	1,590
NonRegulated Service Monetary Consideration [Member] | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	2
NonRegulated Service Monetary Consideration [Member] | Intercompany Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(75)	(73)
NonRegulated Service Commodity Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	203	400
Total revenues	203	400	0
NonRegulated Service Commodity Consideration [Member] | Transco [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
NonRegulated Service Commodity Consideration [Member] | Northwest Pipeline [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
NonRegulated Service Commodity Consideration [Member] | Transmission And Gulf Of Mexico Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	41	59
NonRegulated Service Commodity Consideration [Member] | Northeast G And P [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	12	20
NonRegulated Service Commodity Consideration [Member] | West Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	150	321
NonRegulated Service Commodity Consideration [Member] | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
NonRegulated Service Commodity Consideration [Member] | Intercompany Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
Regulated Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,780	2,362
Regulated Service [Member] | Transco [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,336	1,921
Regulated Service [Member] | Northwest Pipeline [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	450	443
Regulated Service [Member] | Transmission And Gulf Of Mexico Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
Regulated Service [Member] | Northeast G And P [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
Regulated Service [Member] | West Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
Regulated Service [Member] | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
Regulated Service [Member] | Intercompany Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(6)	(2)
Other Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	210	144
Other Service [Member] | Transco [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	11	2
Other Service [Member] | Northwest Pipeline [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
Other Service [Member] | Transmission And Gulf Of Mexico Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	26	17
Other Service [Member] | Northeast G And P [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	147	94
Other Service [Member] | West Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	42	46
Other Service [Member] | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
Other Service [Member] | Intercompany Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(16)	(15)
Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	6,077	5,827
Total revenues	5,933	5,502	5,312
Service [Member] | Transco [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,347	1,923
Service [Member] | Northwest Pipeline [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	450	443
Service [Member] | Transmission And Gulf Of Mexico Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	546	617
Service [Member] | Northeast G And P [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,330	975
Service [Member] | West Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,501	1,957
Service [Member] | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	2
Service [Member] | Intercompany Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(97)	(90)
NGL And Natural Gas Product Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,063	2,760
NGL And Natural Gas Product Sales [Member] | Transco [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	106	127
NGL And Natural Gas Product Sales [Member] | Northwest Pipeline [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
NGL And Natural Gas Product Sales [Member] | Transmission And Gulf Of Mexico Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	185	307
NGL And Natural Gas Product Sales [Member] | Northeast G And P [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	150	287
NGL And Natural Gas Product Sales [Member] | West Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,795	2,421
NGL And Natural Gas Product Sales [Member] | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
NGL And Natural Gas Product Sales [Member] | Intercompany Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(173)	(382)
Other Product Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		17
Other Product Sales [Member] | Transco [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0
Other Product Sales [Member] | Northwest Pipeline [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0
Other Product Sales [Member] | Transmission And Gulf Of Mexico Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0
Other Product Sales [Member] | Northeast G And P [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0
Other Product Sales [Member] | West Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		21
Other Product Sales [Member] | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0
Other Product Sales [Member] | Intercompany Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		(4)
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		2,777
Total revenues	$ 2,065	2,784	$ 2,719
Product [Member] | Transco [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		127
Product [Member] | Northwest Pipeline [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0
Product [Member] | Transmission And Gulf Of Mexico Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		307
Product [Member] | Northeast G And P [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		287
Product [Member] | West Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		2,442
Product [Member] | Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0
Product [Member] | Intercompany Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ (386)